Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

Contingencies – Legal Matters

The Company is subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries.

As of December 31, 2025, the Company is not aware of any litigation, pending litigation, or other transactions that require accrual or disclosure.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025

Note 7 – Commitments and Contingencies

Contingencies – Legal Matters

The Company is subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries.

As of June 30, 2025, the Company is not aware of any litigation, pending litigation, or other transactions that require accrual or disclosure.